Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ 3,499	$ (2,058)	$ 3,157
Share of equity accounted earnings, net of distributions	(848)	1,367	(1,499)
Fair value (gains) losses, net	(2,521)	1,322	(596)
Deferred income tax expense (benefit)	356	162	32
Depreciation and amortization	308	319	341
Working capital and other	(188)	220	(811)
Cash flows from (used in) operating activities	606	1,332	624
Financing activities
Debt obligations, issuance	16,010	11,392	23,797
Debt obligations, repayments	(15,704)	(9,821)	(21,127)
Capital securities, issued	932	0	0
Capital securities, redeemed	(301)	(13)	(420)
Preferred equity, issued	0	278	420
Non-controlling interests, issued	4,624	350	1,432
Non-controlling interests, purchased	(263)	(30)	(15)
Repayment of lease liabilities	(23)	(22)	(17)
Limited partnership units, issued	0	738	13
Issuances to redeemable/exchangeable and special limited partnership unitholders	1,252	225	0
Cash flows from (used in) financing activities	(666)	(215)	(892)
Acquisitions
Investment properties	(2,107)	(2,306)	(4,549)
Property, plant and equipment	(156)	(169)	(372)
Equity accounted investments	(688)	(522)	(684)
Financial assets and other	(1,290)	(1,169)	(2,120)
Acquisition of subsidiaries	35	0	0
Dispositions
Investment properties	2,431	2,252	4,200
Property, plant and equipment	373	29	17
Equity accounted investments	796	124	1,109
Financial assets and other	1,267	1,273	1,775
Disposition of subsidiaries	(203)	522	43
Cash impact of deconsolidation	0	(32)	(1,132)
Restricted cash and deposits	(276)	(101)	102
Cash flows from (used in) investing activities	182	(99)	(1,611)
Cash and cash equivalents
Net change in cash and cash equivalents during the year	122	1,018	(1,879)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	(19)	17	29
Balance, beginning of year	2,473	1,438	3,288
Balance, end of year	2,576	2,473	1,438
Cash paid for:
Income taxes, net of refunds received	67	107	253
Interest (excluding dividends on capital securities)	2,312	2,276	2,476
Exchange LP Units
Financing activities
Repurchased units	(18)	0	0
Limited partners
Operating activities
Net income (loss)	530	(1,098)	884
Financing activities
Repurchased units	(2,660)	(935)	(452)
Distributions	(358)	(583)	(573)
Class A shares of Brookfield Properties Retail Holding LLC
Financing activities
Repurchased units	(370)	(171)	(102)
Distributions	(13)	(68)	(108)
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(3,223)	(920)	(3,140)
Preferred distributions
Financing activities
Distributions	(44)	(42)	(15)
Redeemable/ exchangeable and special limited partnership units
Financing activities
Distributions	(504)	(587)	(580)
Limited partnership units of Brookfield Office Properties Exchange LP
Financing activities
Distributions	(1)	(4)	(4)
FV LTIP units of the Operating Partnership
Financing activities
Distributions	$ (2)	$ (2)	$ (1)